Quarterly Holdings Report
for
Fidelity® Total Bond ETF
May 31, 2020
T14-QTLY-0720
1.9862235.105

Schedule of Investments May 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 44.2%
	Principal Amount	Value
COMMUNICATION SERVICES – 5.7%
Diversified Telecommunication Services – 1.9%
Altice Financing S.A.:
5.00% 1/15/28 (a)	$ 200,000	$ 201,688
7.50% 5/15/26 (a)	770,000	810,710
Altice France Holding S.A. 6.00% 2/15/28 (a)	1,135,000	1,103,787
Altice France S.A.:
5.50% 1/15/28 (a)	630,000	648,711
7.375% 5/1/26 (a)	1,115,000	1,173,537
8.125% 2/1/27 (a)	985,000	1,083,500
AT&T, Inc.:
2.45% 6/30/20	538,000	538,000
3.60% 2/17/23 to 7/15/25	657,000	709,393
4.10% 2/15/28	242,000	270,165
4.30% 2/15/30	315,000	357,922
4.45% 4/1/24	29,000	32,068
4.50% 3/9/48	2,848,000	3,241,755
5.15% 11/15/46	500,000	610,103
6.30% 1/15/38	290,000	390,235
CenturyLink, Inc.:
5.125% 12/15/26 (a)	570,000	575,700
5.625% 4/1/25	205,000	211,150
6.875% 1/15/28	15,000	15,675
Frontier Communications Corp. 8.00% 4/1/27 (a)(b)	1,336,000	1,374,410
Intelsat Jackson Holdings S.A.:
8.00% 2/15/24 (a)(b)	865,000	873,650
8.50% 10/15/24 (a)(b)	145,000	82,650
Level 3 Financing, Inc.:
5.125% 5/1/23	400,000	399,500
5.375% 1/15/24	707,000	715,838
Sprint Capital Corp. 6.875% 11/15/28	926,000	1,143,610
Telecom Italia Capital S.A.:
6.00% 9/30/34	623,000	671,283
6.375% 11/15/33	40,000	44,700
Telecom Italia SpA 5.303% 5/30/24 (a)	625,000	654,581
Verizon Communications, Inc.:
3.00% 3/22/27	221,000	240,695
3.15% 3/22/30	357,000	395,726
4.00% 3/22/50	366,000	449,504
4.862% 8/21/46	875,000	1,173,937
5.012% 4/15/49	386,000	535,258
5.50% 3/16/47	830,000	1,222,408
		21,951,849
Interactive Media & Services – 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	85,000	83,300

	Principal Amount	Value

Internet & Direct Marketing Retail – 0.0%
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	$ 350,000	$ 359,520
Media – 2.7%
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.50% 8/15/30 (a)	225,000	233,438
4.75% 3/1/30 (a)	1,224,000	1,279,080
5.125% 5/1/27 (a)	370,000	388,507
5.375% 5/1/25 to 6/1/29 (a)	1,374,000	1,470,485
5.50% 5/1/26 (a)	200,000	211,500
5.875% 5/1/27 (a)	322,000	337,295
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	355,696
5.375% 5/1/47	3,213,000	3,803,232
5.75% 4/1/48	406,000	499,950
6.484% 10/23/45	197,000	254,449
Comcast Corp.:
3.90% 3/1/38	71,000	82,752
4.60% 8/15/45	181,000	228,940
4.65% 7/15/42	162,000	205,272
CSC Holdings LLC:
5.375% 7/15/23 to 2/1/28 (a)	1,815,000	1,910,210
5.50% 5/15/26 to 4/15/27 (a)	800,000	843,440
5.75% 1/15/30 (a)	955,000	1,007,525
6.625% 10/15/25 (a)	790,000	825,827
7.75% 7/15/25 (a)	1,030,000	1,075,063
10.875% 10/15/25 (a)	30,000	32,481
Discovery Communications LLC:
3.625% 5/15/30	579,000	611,708
4.65% 5/15/50	1,565,000	1,663,674
DISH DBS Corp. 7.75% 7/1/26	200,000	207,500
DISH Network Corp.:
2.375% 3/15/24	400,000	344,250
3.375% 8/15/26	418,000	368,320
Fox Corp.:
3.666% 1/25/22	57,000	59,434
4.03% 1/25/24	101,000	111,033
4.709% 1/25/29	145,000	169,497
5.476% 1/25/39	143,000	183,397
5.576% 1/25/49	95,000	125,817
Front Range BidCo, Inc. 6.125% 3/1/28 (a)	790,000	780,125
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	157,681
5.95% 4/1/41	90,000	129,830
Sable International Finance Ltd. 5.75% 9/7/27 (a)	415,000	418,113

2

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Media – continued
Sirius XM Radio, Inc.:
4.625% 5/15/23 to 7/15/24 (a)	$ 1,120,000	$ 1,138,160
5.375% 4/15/25 to 7/15/26 (a)	385,000	396,188
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	1,000,000	1,040,000
The Walt Disney Co.:
3.80% 3/22/30	1,614,000	1,878,899
4.70% 3/23/50	1,206,000	1,556,782
Time Warner Cable LLC:
5.875% 11/15/40	1,216,000	1,492,821
7.30% 7/1/38	211,000	281,349
Time Warner Cable, Inc.:
4.00% 9/1/21	1,479,000	1,515,886
5.50% 9/1/41	16,000	18,875
6.55% 5/1/37	157,000	200,281
6.75% 6/15/39	220,000	288,491
Zayo Group Holdings, Inc. 4.00% 3/1/27 (a)	205,000	201,925
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	270,000	276,750
6.00% 1/15/27 (a)	400,000	418,044
Ziggo BV 5.50% 1/15/27 (a)	803,000	844,619
		31,924,591
Wireless Telecommunication Services – 1.1%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	1,088,000	1,073,519
7.50% 10/15/26 (a)	597,000	608,940
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	455,000	460,119
6.25% 3/25/29 (a)	700,000	731,780
6.625% 10/15/26 (a)	920,000	964,275
Northwest Fiber LLC / Northwest Fiber Finance Sub Inc. 10.75% 6/1/28 (a)(c)	85,000	89,250
Sprint Communications, Inc. 6.00% 11/15/22	1,141,000	1,212,312
Sprint Corp.:
7.125% 6/15/24	200,000	226,760
7.875% 9/15/23	1,159,000	1,315,465
T-Mobile USA, Inc.:
3.75% 4/15/27 (a)	1,609,000	1,739,635
3.875% 4/15/30 (a)	2,245,000	2,433,759
4.375% 4/15/40 (a)	207,000	228,230
4.50% 2/1/26	195,000	200,435
4.50% 4/15/50 (a)	407,000	457,602
4.75% 2/1/28	135,000	143,439
6.375% 3/1/25	385,000	397,054

	Principal Amount	Value

6.50% 1/15/26	$ 600,000	$ 633,180
		12,915,754
TOTAL COMMUNICATION SERVICES		67,235,014
CONSUMER DISCRETIONARY – 2.6%
Automobiles – 0.2%
Volkswagen Group of America Finance LLC:
2.90% 5/13/22 (a)	930,000	946,329
3.125% 5/12/23 (a)	811,000	832,810
		1,779,139
Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	470,000	419,475
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23 to 8/1/27	520,000	469,360
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	409,825
Service Corp. International 5.125% 6/1/29	615,000	662,663
		1,961,323
Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc.:
4.25% 5/15/24 (a)	370,000	374,287
5.75% 4/15/25 (a)	130,000	138,086
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	380,000	349,965
6.00% 8/15/26	140,000	136,151
6.375% 4/1/26	300,000	298,410
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	434,904
Eldorado Resorts, Inc. 6.00% 4/1/25 to 9/15/26	280,000	288,766
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	155,679
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	580,000	522,000
Golden Nugget, Inc. 6.75% 10/15/24 (a)	650,000	524,875
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	340,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	375,000	372,187
McDonald's Corp.:
3.30% 7/1/25	95,000	104,942
3.50% 7/1/27	269,000	300,733
3.60% 7/1/30	319,000	360,987

3

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
4.20% 4/1/50	$ 162,000	$ 191,646
Scientific Games International, Inc. 5.00% 10/15/25 (a)	45,000	42,089
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	549,000	581,940
Station Casinos LLC 5.00% 10/1/25 (a)	135,000	121,331
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	195,000	181,838
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	90,262
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (a)	345,000	319,988
5.50% 3/1/25 (a)	300,000	290,813
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	720,000	712,125
5.50% 10/1/27 (a)	100,000	99,719
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.75% 4/15/25 (a)	325,000	337,594
Yum! Brands, Inc. 7.75% 4/1/25 (a)	495,000	546,975
		8,218,292
Internet & Direct Marketing Retail – 0.1%
Netflix, Inc.:
4.875% 4/15/28	695,000	741,912
5.375% 11/15/29 (a)	65,000	72,157
5.875% 11/15/28	230,000	261,710
6.375% 5/15/29	70,000	82,075
		1,157,854
Leisure Products – 0.1%
Hasbro, Inc.:
2.60% 11/19/22	248,000	254,072
3.00% 11/19/24	564,000	574,935
Mattel, Inc.:
5.875% 12/15/27 (a)	15,000	15,263
6.75% 12/31/25 (a)	655,000	682,837
		1,527,107
Media – 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.00% 2/1/28 (a)	200,000	209,474
5.75% 2/15/26 (a)	500,000	521,340
Comcast Corp.:
3.10% 4/1/25	94,000	102,734
3.30% 4/1/27	254,000	281,854
3.40% 4/1/30	260,000	293,137

	Principal Amount	Value

3.75% 4/1/40	$ 91,000	$ 104,289
		1,512,828
Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	2,032,000	2,239,848
Target Corp.:
2.25% 4/15/25	256,000	272,855
2.65% 9/15/30	223,000	242,503
		2,755,206
Specialty Retail – 0.8%
AutoNation, Inc. 4.75% 6/1/30	127,000	132,221
AutoZone, Inc.:
3.625% 4/15/25	179,000	196,582
4.00% 4/15/30	831,000	935,393
eG Global Finance PLC:
6.75% 2/7/25 (a)	275,000	278,380
8.50% 10/30/25 (a)	775,000	807,938
Lowe's Cos., Inc.:
4.00% 4/15/25	250,000	282,612
4.50% 4/15/30	606,000	729,009
5.00% 4/15/40	384,000	490,166
5.125% 4/15/50	452,000	608,457
O'Reilly Automotive, Inc. 4.20% 4/1/30	188,000	212,153
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	14,645
The Home Depot, Inc.:
2.50% 4/15/27	118,000	128,503
2.70% 4/15/30	422,000	460,596
3.30% 4/15/40	525,000	586,345
3.35% 4/15/50	394,000	445,301
The TJX Cos., Inc.:
3.50% 4/15/25	292,000	326,236
3.75% 4/15/27	682,000	773,846
3.875% 4/15/30	1,260,000	1,479,791
4.50% 4/15/50	513,000	650,222
		9,538,396
Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc.:
2.40% 3/27/25	112,000	120,145
2.75% 3/27/27	251,000	274,443
2.85% 3/27/30	455,000	505,579
3.25% 3/27/40	381,000	424,919
3.375% 3/27/50	300,000	346,846
The William Carter Co. 5.625% 3/15/27 (a)	105,000	107,256
4

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Wolverine World Wide, Inc. 6.375% 5/15/25 (a)	$ 395,000	$ 408,825
		2,188,013
TOTAL CONSUMER DISCRETIONARY		30,638,158
CONSUMER STAPLES – 4.2%
Beverages – 1.7%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	359,843
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	1,892,000	2,076,295
4.35% 6/1/40	554,000	618,462
4.50% 6/1/50	1,821,000	2,035,032
4.60% 6/1/60	600,000	677,910
4.75% 4/15/58	350,000	398,618
5.45% 1/23/39	377,000	463,321
5.55% 1/23/49	2,466,000	3,091,896
5.80% 1/23/59	946,000	1,245,264
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	55,470
Molson Coors Brewing Co. 3.00% 7/15/26	3,847,000	3,860,742
PepsiCo, Inc.:
2.625% 3/19/27	112,000	122,488
2.75% 3/19/30	561,000	619,872
3.50% 3/19/40	377,000	451,043
3.625% 3/19/50	561,000	672,184
3.875% 3/19/60	299,000	374,971
The Coca-Cola Co.:
3.375% 3/25/27	1,004,000	1,146,994
3.45% 3/25/30	562,000	652,101
4.125% 3/25/40	319,000	396,281
4.20% 3/25/50	585,000	755,980
		20,074,767
Food & Staples Retailing – 0.9%
CVS Health Corp.:
3.00% 8/15/26	69,000	75,365
3.25% 8/15/29	159,000	171,914
3.625% 4/1/27	281,000	308,418
3.75% 4/1/30	535,000	598,764
4.00% 12/5/23	200,000	217,994
4.10% 3/25/25	2,840,000	3,173,970
4.125% 4/1/40	373,000	430,297
4.25% 4/1/50	106,000	124,275
4.30% 3/25/28	1,641,000	1,871,124
4.78% 3/25/38	1,155,000	1,406,330
5.05% 3/25/48	535,000	686,861

	Principal Amount	Value

Sysco Corp.:
5.65% 4/1/25	$ 442,000	$ 503,417
5.95% 4/1/30	530,000	637,331
6.60% 4/1/40 to 4/1/50	1,060,000	1,348,623
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	34,982
		11,589,665
Food Products – 0.8%
Archer-Daniels-Midland Co.:
2.75% 3/27/25	158,000	170,304
3.25% 3/27/30	262,000	296,138
Conagra Brands, Inc. 3.80% 10/22/21	113,000	117,429
Darling Ingredients, Inc. 5.25% 4/15/27 (a)	176,000	183,040
JBS Investments GmbH 6.25% 2/5/23 (a)	155,000	156,473
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	1,553,000	1,591,825
5.875% 7/15/24 (a)	868,000	882,105
6.75% 2/15/28 (a)	60,000	64,939
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	487,000	499,175
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	1,401,000	1,453,537
6.50% 4/15/29 (a)	1,528,000	1,661,700
Performance Food Group, Inc. 6.875% 5/1/25 (a)	415,000	434,713
Post Holdings, Inc.:
4.625% 4/15/30 (a)	40,000	39,450
5.00% 8/15/26 (a)	145,000	148,625
5.50% 12/15/29 (a)	505,000	527,725
5.625% 1/15/28 (a)	130,000	136,175
5.75% 3/1/27 (a)	555,000	578,587
US Foods, Inc.:
5.875% 6/15/24 (a)	45,000	43,538
6.25% 4/15/25 (a)	270,000	279,788
		9,265,266
Household Products – 0.1%
Kimberly-Clark Corp. 3.10% 3/26/30	66,000	75,375
The Procter & Gamble Co.:
2.80% 3/25/27	133,000	147,540
3.00% 3/25/30	319,000	365,535
3.55% 3/25/40	230,000	277,499
3.60% 3/25/50	223,000	279,981
		1,145,930

5

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – 0.7%
Altria Group, Inc.:
3.875% 9/16/46	$ 703,000	$ 691,199
4.25% 8/9/42	448,000	457,690
4.50% 5/2/43	289,000	306,183
4.80% 2/14/29	464,000	531,414
5.375% 1/31/44	532,000	625,093
5.95% 2/14/49	300,000	383,649
BAT Capital Corp.:
4.70% 4/2/27	935,000	1,045,725
4.906% 4/2/30	1,096,000	1,256,630
5.282% 4/2/50	1,196,000	1,399,400
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	409,770
4.25% 7/21/25 (a)	450,000	476,785
Reynolds American, Inc.:
3.25% 6/12/20	21,000	21,014
4.00% 6/12/22	73,000	76,673
4.45% 6/12/25	53,000	58,593
4.85% 9/15/23	220,000	242,813
5.70% 8/15/35	28,000	33,221
5.85% 8/15/45	180,000	215,890
		8,231,742
TOTAL CONSUMER STAPLES		50,307,370
ENERGY – 5.5%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	1,009,000	975,774
5.85% 5/21/43 (a)(d)	1,722,000	1,080,555
Halliburton Co.:
3.80% 11/15/25	4,000	4,232
4.85% 11/15/35	55,000	55,584
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	5,000	2,400
5.75% 4/15/25	475,000	203,162
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 to 9/1/27	355,000	341,188
Weatherford International Ltd. 11.00% 12/1/24 (a)	91,000	60,856
		2,723,751
Oil, Gas & Consumable Fuels – 5.2%
Canadian Natural Resources Ltd. 5.85% 2/1/35	1,106,000	1,191,198
Cenovus Energy, Inc. 4.25% 4/15/27	367,000	333,084
Cheniere Energy Partners LP:
5.25% 10/1/25	754,000	761,540
5.625% 10/1/26	1,055,000	1,073,779

	Principal Amount	Value

Chesapeake Energy Corp.:
7.00% 10/1/24	$ 95,000	$ 3,563
8.00% 1/15/25 to 6/15/27	785,000	11,775
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	247,940
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,000
4.50% 6/1/25	30,000	33,663
Comstock Resources, Inc. 9.75% 8/15/26	615,000	571,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,531,000	1,331,970
5.75% 4/1/25	400,000	372,000
6.25% 4/1/23	560,000	533,400
CVR Energy, Inc.:
5.25% 2/15/25 (a)	400,000	360,000
5.75% 2/15/28 (a)	60,000	53,325
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	305,000	125,050
9.25% 3/31/22 (a)	650,000	260,000
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	211,500
Enbridge, Inc.:
4.00% 10/1/23	283,000	304,892
4.25% 12/1/26	66,000	73,032
Energy Transfer Operating LP:
3.75% 5/15/30	309,000	304,625
4.20% 9/15/23	72,000	74,852
4.25% 3/15/23	102,000	105,774
4.50% 4/15/24	98,000	103,260
4.95% 6/15/28	246,000	259,148
5.00% 5/15/50	690,000	661,099
5.25% 4/15/29	1,682,000	1,801,732
5.80% 6/15/38	137,000	141,294
6.00% 6/15/48	339,000	358,158
6.25% 4/15/49	109,000	118,310
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	210,674
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	100,353
Exxon Mobil Corp. 3.482% 3/19/30	2,558,000	2,900,203
Hess Corp.:
4.30% 4/1/27	112,000	112,685
5.60% 2/15/41	171,000	169,670
5.80% 4/1/47	360,000	361,530
7.125% 3/15/33	110,000	119,586
7.30% 8/15/31	108,000	115,961
7.875% 10/1/29	303,000	335,241
6

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Hess Midstream Operating LP 5.125% 6/15/28 (a)	$ 420,000	$ 396,900
Hess Midstream Operations LP 5.625% 2/15/26 (a)	505,000	487,325
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	240,000	211,200
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	8,500
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	198,737
3.50% 3/1/21	60,000	60,695
5.00% 10/1/21	69,000	71,583
5.50% 3/1/44	287,000	342,995
6.55% 9/15/40	13,000	16,368
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	75,295
5.05% 2/15/46	34,000	39,080
5.55% 6/1/45	193,000	236,369
MEG Energy Corp.:
7.00% 3/31/24 (a)	101,000	97,213
7.125% 2/1/27 (a)	310,000	282,292
MPLX LP:
3 Month U.S. LIBOR + 1.900% 1.899% 9/9/21 (d)(e)	180,000	174,199
3 month U.S. LIBOR + 1.100% 2.099% 9/9/22 (d)(e)	271,000	255,880
4.50% 7/15/23	133,000	139,658
4.80% 2/15/29	83,000	90,491
4.875% 12/1/24	160,000	171,652
5.50% 2/15/49	249,000	281,898
Occidental Petroleum Corp.:
2.60% 8/13/21	170,000	163,710
2.70% 8/15/22	151,000	138,120
2.90% 8/15/24	643,000	511,185
3.20% 8/15/26	67,000	48,890
3.40% 4/15/26	70,000	51,625
3.50% 8/15/29	2,759,000	1,855,427
4.10% 2/15/47	1,016,000	589,280
4.30% 8/15/39	136,000	80,580
4.40% 4/15/46 to 8/15/49	256,000	152,949
4.50% 7/15/44	514,000	308,400
4.85% 3/15/21	47,000	46,060
5.55% 3/15/26	1,427,000	1,212,950
6.20% 3/15/40	250,000	170,625
6.45% 9/15/36	758,000	543,865
6.60% 3/15/46	216,000	150,120
7.50% 5/1/31	954,000	782,280

	Principal Amount	Value

Ovintiv, Inc.:
5.15% 11/15/41	$ 1,294,000	$ 785,822
6.625% 8/15/37	1,201,000	912,760
7.375% 11/1/31	290,000	248,113
8.125% 9/15/30	582,000	529,879
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28 (a)	300,000	251,997
9.25% 5/15/25 (a)	420,000	454,742
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	1,134,000	1,080,702
6.90% 3/19/49	1,315,000	1,306,452
7.25% 3/17/44	2,237,000	2,317,308
Petroleos Mexicanos:
4.50% 1/23/26	157,000	133,817
5.95% 1/28/31 (a)	2,643,000	2,137,526
6.35% 2/12/48	4,957,000	3,614,738
6.49% 1/23/27 (a)	435,000	382,256
6.50% 3/13/27	594,000	524,576
6.75% 9/21/47	1,870,000	1,451,587
6.84% 1/23/30 (a)	2,278,000	1,947,676
6.95% 1/28/60 (a)	2,120,000	1,619,680
7.69% 1/23/50 (a)	1,149,000	956,542
Phillips 66:
3.70% 4/6/23	76,000	81,207
3.85% 4/9/25	98,000	107,837
Plains All American Pipeline LP / PAA Finance Corp.:
3.55% 12/15/29	2,714,000	2,563,328
3.60% 11/1/24	139,000	138,900
Sabine Pass Liquefaction LLC 4.50% 5/15/30 (a)	1,291,000	1,413,135
Sanchez Energy Corp.:
7.25% 5/11/20 (f)	31,000	24,800
7.25% 2/15/23 (a)(b)	269,000	2,690
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	573,151
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	380,000	385,582
5.50% 2/15/26	490,000	492,450
5.875% 3/15/28	210,000	212,625
6.00% 4/15/27	10,000	10,265
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.25% 11/15/23	300,000	293,307
5.125% 2/1/25	835,000	831,618
5.375% 2/1/27	105,000	104,344
5.875% 4/15/26	105,000	106,838
6.50% 7/15/27	200,000	210,560
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	375,000	381,562

7

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
5.00% 1/31/28 (a)	$ 35,000	$ 37,275
The Williams Cos., Inc.:
3.50% 11/15/30	1,417,000	1,484,029
3.60% 3/15/22	103,000	105,992
3.70% 1/15/23	1,044,000	1,088,436
3.90% 1/15/25	521,000	557,281
4.00% 11/15/21 to 9/15/25	288,000	305,338
4.50% 11/15/23	51,000	54,791
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30 (a)	167,000	177,713
3.95% 5/15/50 (a)	542,000	575,224
Valero Energy Corp.:
2.70% 4/15/23	268,000	277,286
2.85% 4/15/25	154,000	161,899
Viper Energy Partners LP 5.375% 11/1/27 (a)	600,000	595,500
Western Midstream Operating LP:
3.10% 2/1/25	110,000	102,368
3.95% 6/1/25	108,000	100,408
4.00% 7/1/22	75,000	73,734
4.05% 2/1/30	170,000	152,524
4.50% 3/1/28	300,000	272,910
4.65% 7/1/26	126,000	117,523
4.75% 8/15/28	80,000	72,400
5.25% 2/1/50	50,000	40,485
5.30% 3/1/48	150,000	117,000
		61,811,700
TOTAL ENERGY		64,535,451
FINANCIALS – 14.8%
Banks – 5.6%
Bank of America Corp.:
3.004% 12/20/23 (d)	1,529,000	1,597,668
3.419% 12/20/28 (d)	3,300,000	3,590,504
3.50% 4/19/26	227,000	251,545
3.864% 7/23/24 (d)	250,000	270,656
3.95% 4/21/25	229,000	250,205
4.20% 8/26/24	160,000	176,452
4.25% 10/22/26	2,335,000	2,621,551
4.45% 3/3/26	2,148,000	2,419,038
6.10% (d)(g)	204,000	214,710
Barclays Bank PLC 1.70% 5/12/22	463,000	469,323
Barclays PLC:
2.852% 5/7/26 (d)	1,317,000	1,349,238
4.375% 1/12/26	200,000	219,968
5.088% 6/20/30 (d)	2,043,000	2,276,742
5.20% 5/12/26	1,483,000	1,627,889

	Principal Amount	Value

Capital One N.A. 2.15% 9/6/22	$ 443,000	$ 448,584
CIT Group, Inc. 6.125% 3/9/28	174,000	180,090
Citigroup, Inc.:
3.142% 1/24/23 (d)	274,000	281,948
3.352% 4/24/25 (d)	507,000	539,359
3.875% 3/26/25	2,325,000	2,509,473
4.00% 8/5/24	115,000	124,649
4.30% 11/20/26	4,582,000	5,099,526
4.40% 6/10/25	1,208,000	1,336,226
4.45% 9/29/27	658,000	731,511
5.50% 9/13/25	808,000	945,109
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(d)	297,000	307,245
Corp. Andina de Fomento 2.375% 5/12/23	1,100,000	1,112,650
Credit Suisse Group AG 2.593% 9/11/25 (a)(d)	1,207,000	1,234,228
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	250,000	271,475
3.80% 6/9/23	906,000	961,790
4.55% 4/17/26	250,000	283,586
HSBC Holdings PLC 4.95% 3/31/30	227,000	266,501
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	200,542
5.71% 1/15/26 (a)	1,065,000	1,095,300
JPMorgan Chase & Co.:
2.739% 10/15/30 (d)	2,538,000	2,634,697
2.95% 10/1/26	2,539,000	2,737,248
2.956% 5/13/31 (d)	701,000	721,677
3.797% 7/23/24 (d)	75,000	80,594
3.875% 9/10/24	190,000	208,790
4.125% 12/15/26	415,000	468,339
4.452% 12/5/29 (d)	4,849,000	5,660,206
4.493% 3/24/31 (d)	2,390,000	2,838,572
Regions Financial Corp. 2.25% 5/18/25	1,088,000	1,108,412
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (d)	775,000	793,247
5.125% 5/28/24	2,000,000	2,151,766
6.00% 12/19/23	500,000	550,889
6.125% 12/15/22	1,512,000	1,632,207
Synchrony Bank 3.65% 5/24/21	289,000	292,996
UniCredit SpA 6.572% 1/14/22 (a)	434,000	452,330
Wells Fargo & Co.:
2.406% 10/30/25 (d)	768,000	788,250
4.478% 4/4/31 (d)	2,333,000	2,725,537
8

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
5.013% 4/4/51 (d)	$ 3,318,000	$4,365,497
Westpac Banking Corp. 4.11% 7/24/34 (d)	405,000	435,536
		65,912,071
Capital Markets – 2.6%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	86,983
4.25% 2/15/24	138,000	148,486
Ares Capital Corp. 4.20% 6/10/24	912,000	872,557
Credit Suisse Group AG:
3.869% 1/12/29 (a)(d)	250,000	269,614
4.207% 6/12/24 (a)(d)	850,000	907,729
Morgan Stanley:
3.125% 7/27/26	2,707,000	2,932,695
3.622% 4/1/31 (d)	1,565,000	1,737,672
3.70% 10/23/24	86,000	94,366
3.737% 4/24/24 (d)	407,000	434,518
4.35% 9/8/26	2,431,000	2,741,558
4.431% 1/23/30 (d)	2,397,000	2,804,391
4.875% 11/1/22	495,000	537,017
5.00% 11/24/25	2,149,000	2,473,033
MSCI, Inc. 4.00% 11/15/29 (a)	600,000	625,326
State Street Corp.:
2.825% 3/30/23 (a)(d)	106,000	109,610
2.901% 3/30/26 (a)(d)	100,000	107,492
3.152% 3/30/31 (a)(d)	68,000	75,301
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (d)	100,000	102,172
3.20% 2/23/23	1,613,000	1,696,193
3.691% 6/5/28 (d)	1,135,000	1,240,343
3.75% 5/22/25	200,000	217,794
3.80% 3/15/30	2,946,000	3,256,869
3.814% 4/23/29 (d)	1,201,000	1,327,713
4.25% 10/21/25	554,000	615,654
6.75% 10/1/37	4,254,000	5,882,892
		31,297,978
Consumer Finance – 2.4%
Ally Financial, Inc.:
3.875% 5/21/24	130,000	131,312
5.125% 9/30/24	367,000	381,911
5.75% 11/20/25	862,000	896,480
5.80% 5/1/25	832,000	909,559
8.00% 11/1/31 to 11/1/31	794,000	995,889
Capital One Financial Corp.:
2.60% 5/11/23	1,214,000	1,246,591
3.65% 5/11/27	2,190,000	2,285,130
3.80% 1/31/28	463,000	486,390

	Principal Amount	Value

Discover Bank 4.682% 8/9/28 (d)	$ 1,750,000	$ 1,751,400
Discover Financial Services:
3.75% 3/4/25	586,000	611,076
3.85% 11/21/22	1,135,000	1,175,506
4.10% 2/9/27	253,000	262,358
4.50% 1/30/26	377,000	403,765
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,533,000	2,381,020
5.085% 1/7/21	228,000	225,435
5.584% 3/18/24	1,528,000	1,519,902
5.596% 1/7/22	1,722,000	1,717,695
Navient Corp.:
6.50% 6/15/22	215,000	211,033
6.625% 7/26/21	170,000	167,450
7.25% 1/25/22 to 9/25/23	410,000	394,300
Quicken Loans, Inc. 5.25% 1/15/28 (a)	290,000	292,665
Springleaf Finance Corp. 6.875% 3/15/25	515,000	508,408
Synchrony Financial:
2.85% 7/25/22	167,000	163,910
3.95% 12/1/27	1,706,000	1,631,739
4.375% 3/19/24	1,997,000	2,015,443
5.15% 3/19/29	2,608,000	2,668,513
Toyota Motor Credit Corp.:
2.90% 3/30/23	1,212,000	1,275,168
3.00% 4/1/25	1,108,000	1,204,906
3.375% 4/1/30	361,000	405,157
		28,320,111
Diversified Financial Services – 2.5%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(d)	1,145,000	851,307
AerCap Holdings N.V. 5.875% 10/10/79 (d)	510,000	350,309
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	552,249
4.125% 7/3/23	255,000	227,023
4.45% 12/16/21 to 4/3/26	505,000	446,590
4.50% 5/15/21	260,000	253,411
4.875% 1/16/24	438,000	391,623
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	196,000	161,733
4.375% 5/1/26 (a)	244,000	190,682
5.25% 5/15/24 (a)	2,538,000	2,142,057
Citigroup, Inc. 4.412% 3/31/31 (d)	1,675,000	1,929,157
Credit Suisse Group AG 4.194% 4/1/31 (a)(d)	1,509,000	1,673,641
Deutsche Bank AG:
3.15% 1/22/21	372,000	372,319

9

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3.30% 11/16/22	$ 247,000	$ 249,302
4.50% 4/1/25	1,000,000	985,652
5.00% 2/14/22	732,000	754,781
General Motors Financial Co., Inc.:
4.00% 1/15/25	50,000	50,392
4.20% 3/1/21	138,000	138,656
4.25% 5/15/23	5,000	5,028
4.35% 4/9/25	1,796,000	1,824,685
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.75% 9/15/24	355,000	342,575
5.25% 5/15/27	515,000	490,537
6.25% 5/15/26	1,556,000	1,564,091
6.375% 12/15/25	1,224,000	1,236,350
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,500
Moody's Corp.:
3.25% 1/15/28	108,000	119,154
3.75% 3/24/25	822,000	916,682
4.875% 2/15/24	101,000	113,391
NatWest Markets PLC 2.375% 5/21/23 (a)	1,448,000	1,460,419
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	549,468
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	848,508
Royal Bank of Scotland Group PLC 6.10% 6/10/23	5,494,000	5,999,233
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	648,000	644,760
UBS Group AG 4.125% 9/24/25 (a)	200,000	223,215
Unum Group 4.50% 3/15/25	1,157,000	1,201,697
		29,304,177
Equity Real Estate Investment Trusts (REITs) – 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	30,100
Insurance – 1.7%
Aflac, Inc. 3.60% 4/1/30	373,000	430,651
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/27 (a)	700,000	713,958
American International Group, Inc.:
2.50% 6/30/25	2,200,000	2,275,646
3.30% 3/1/21	69,000	70,203
3.40% 6/30/30	2,200,000	2,308,558

	Principal Amount	Value

AmWINS Group, Inc. 7.75% 7/1/26 (a)	$ 765,000	$ 820,769
Equitable Holdings, Inc.:
3.90% 4/20/23	63,000	66,512
4.35% 4/20/28	1,116,000	1,197,543
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,591,000	1,624,917
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	678,840
HUB International Ltd. 7.00% 5/1/26 (a)	675,000	693,272
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	146,528
Marsh & McLennan Cos., Inc.:
2.25% 11/15/30	390,000	395,050
4.375% 3/15/29	310,000	365,946
4.75% 3/15/39	142,000	178,297
4.90% 3/15/49	283,000	377,110
Metropolitan Life Global Funding I SOFR + 0.500% 0.56% 5/28/21 (a)(d)(e)	2,772,000	2,758,231
New York Life Insurance Co. 3.75% 5/15/50 (a)	280,000	314,413
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	23,097
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	590,059
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(d)	200,000	220,216
Teachers Insurance & Annuity Association of America:
3.30% 5/15/50 (a)	646,000	660,508
4.90% 9/15/44 (a)	322,000	401,860
The Progressive Corp. 3.20% 3/26/30	149,000	167,277
Unum Group:
3.875% 11/5/25	349,000	351,033
4.00% 3/15/24 to 6/15/29	931,000	943,083
USI, Inc. 6.875% 5/1/25 (a)	916,000	938,524
Voya Financial, Inc. 3.125% 7/15/24	130,000	134,590
		19,846,691
TOTAL FINANCIALS		174,711,128
HEALTH CARE – 2.7%
Health Care Equipment & Supplies – 0.1%
Hologic, Inc. 4.625% 2/1/28 (a)	500,000	517,500
Teleflex, Inc.:
4.25% 6/1/28 (a)	95,000	97,850
10

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
4.875% 6/1/26	$ 385,000	$ 396,550
		1,011,900
Health Care Providers & Services – 1.9%
Centene Corp.:
3.375% 2/15/30	846,000	851,922
4.25% 12/15/27	3,200,000	3,342,784
4.625% 12/15/29	1,161,000	1,249,816
4.75% 1/15/25	720,000	743,400
5.25% 4/1/25 (a)	125,000	128,671
5.375% 6/1/26 to 8/15/26 (a)	1,309,000	1,383,211
CHS / Community Health Systems, Inc.:
6.25% 3/31/23	430,000	417,100
8.00% 3/15/26 (a)	1,084,000	1,058,932
8.625% 1/15/24 (a)	80,000	80,400
Cigna Corp.:
3.75% 7/15/23	230,000	250,247
4.125% 11/15/25	2,150,000	2,449,692
4.375% 10/15/28	1,259,000	1,477,552
4.80% 8/15/38	268,000	334,271
4.90% 12/15/48	268,000	353,416
DaVita, Inc. 4.625% 6/1/30 (a)(c)	330,000	329,175
HCA, Inc.:
4.75% 5/1/23	5,000	5,410
5.375% 2/1/25	898,000	985,726
5.875% 2/15/26	300,000	335,829
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	600,000	567,000
Sabra Health Care LP 5.125% 8/15/26	195,000	189,794
Tenet Healthcare Corp.:
4.625% 7/15/24	1,126,000	1,140,075
4.875% 1/1/26 (a)	195,000	200,403
6.25% 2/1/27 (a)	240,000	248,400
6.75% 6/15/23	255,000	267,112
7.00% 8/1/25	540,000	542,587
7.50% 4/1/25 (a)	740,000	806,600
8.125% 4/1/22	734,000	767,030
The Toledo Hospital:
5.325% 11/15/28	154,000	160,682
6.015% 11/15/48	307,000	327,669
UnitedHealth Group, Inc.:
2.75% 5/15/40	335,000	348,142
2.90% 5/15/50	305,000	316,803
3.125% 5/15/60	600,000	631,522
US Renal Care, Inc. 10.625% 7/15/27 (a)	85,000	88,400
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	20,983

	Principal Amount	Value

WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	$ 30,000	$ 32,625
		22,433,381
Life Sciences Tools & Services – 0.1%
IQVIA, Inc. 5.00% 5/15/27 (a)	530,000	552,525
Thermo Fisher Scientific, Inc.:
4.133% 3/25/25	485,000	551,320
4.497% 3/25/30	254,000	310,350
		1,414,195
Pharmaceuticals – 0.6%
AbbVie, Inc. 3.45% 3/15/22 (a)	987,000	1,026,927
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	99,933
Bausch Health Cos., Inc.:
5.50% 11/1/25 (a)	475,000	490,685
5.75% 8/15/27 (a)	635,000	679,577
7.00% 3/15/24 (a)	814,000	842,319
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	283,127
Bayer US Finance II LLC 4.25% 12/15/25 (a)	1,700,000	1,903,216
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	86,913
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	30,000	30,253
5.50% 4/1/26 (a)	685,000	715,270
Elanco Animal Health, Inc.:
4.662% 8/27/21	69,000	70,208
5.022% 8/28/23	219,000	231,268
5.65% 8/28/28	92,000	101,660
Mylan N.V.:
3.15% 6/15/21	627,000	638,540
3.95% 6/15/26	90,000	97,926
Mylan, Inc. 4.55% 4/15/28	150,000	168,429
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	36,000	35,296
Zoetis, Inc. 3.25% 2/1/23	100,000	104,397
		7,605,944
TOTAL HEALTH CARE		32,465,420
INDUSTRIALS – 1.4%
Aerospace & Defense – 0.8%
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	74,175
6.125% 1/15/23 (a)	890,000	541,120
7.875% 4/15/27 (a)	155,000	93,388

11

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
Moog, Inc. 4.25% 12/15/27 (a)	$ 355,000	$ 338,684
Signature Aviation US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	289,503
The Boeing Co.:
5.04% 5/1/27	549,000	582,853
5.15% 5/1/30	549,000	586,241
5.705% 5/1/40	550,000	602,005
5.805% 5/1/50	500,000	565,960
5.93% 5/1/60	550,000	636,690
TransDigm UK Holdings PLC 6.875% 5/15/26	120,000	111,346
TransDigm, Inc.:
5.50% 11/15/27 (a)	2,711,000	2,460,232
6.25% 3/15/26 (a)	495,000	506,137
6.375% 6/15/26	1,327,000	1,234,110
6.50% 5/15/25	65,000	62,888
7.50% 3/15/27	125,000	123,015
8.00% 12/15/25 (a)	685,000	739,800
		9,548,147
Air Freight & Logistics – 0.0%
XPO Logistics, Inc. 6.25% 5/1/25 (a)	160,000	166,976
Commercial Services & Supplies – 0.1%
Aramark Services, Inc. 5.00% 4/1/25 to 2/1/28 (a)	820,000	813,200
IAA, Inc. 5.50% 6/15/27 (a)	500,000	507,500
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	270,000	269,581
		1,590,281
Construction & Engineering – 0.1%
AECOM:
5.125% 3/15/27	611,000	648,308
5.875% 10/15/24	410,000	439,397
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	119,137
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	80,250
		1,287,092
Diversified Financial Services – 0.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (a)	600,000	459,355
Industrial Conglomerates – 0.0%
3M Co.:
2.65% 4/15/25	71,000	76,640
3.05% 4/15/30	57,000	63,605

	Principal Amount	Value

3.70% 4/15/50	$ 71,000	$ 85,614
		225,859
Machinery – 0.1%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	390,594
Deere & Co.:
2.75% 4/15/25	142,000	153,968
3.10% 4/15/30	373,000	418,862
3.75% 4/15/50	115,000	138,745
		1,102,169
Professional Services – 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	150,000	142,931
Road & Rail – 0.0%
CSX Corp. 3.80% 4/15/50	222,000	257,956
Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.25% 1/15/23	149,000	138,972
3.375% 6/1/21	72,000	69,335
3.75% 2/1/22	51,000	48,645
3.875% 7/3/23	469,000	442,011
4.25% 2/1/24 to 9/15/24	594,000	555,946
FLY Leasing Ltd.:
5.25% 10/15/24	1,150,000	897,000
6.375% 10/15/21	100,000	87,625
		2,239,534
TOTAL INDUSTRIALS		17,020,300
INFORMATION TECHNOLOGY – 2.1%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	654,000	670,016
Electronic Equipment, Instruments & Components – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,264,000	1,274,125
IT Services – 0.2%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	790,000	792,915
Camelot Finance S.A. 4.50% 11/1/26 (a)	250,000	251,175
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	118,600
Mastercard, Inc.:
3.30% 3/26/27	113,000	128,136
3.35% 3/26/30	157,000	181,730
3.85% 3/26/50	135,000	171,142
		1,643,698
12

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – 0.3%
Entegris, Inc. 4.375% 4/15/28 (a)	$ 300,000	$ 306,606
Micron Technology, Inc. 2.497% 4/24/23	1,141,000	1,168,188
NVIDIA Corp.:
2.85% 4/1/30	312,000	342,802
3.50% 4/1/40 to 4/1/50	1,012,000	1,152,304
3.70% 4/1/60	133,000	156,907
Qorvo, Inc. 5.50% 7/15/26	290,000	303,775
		3,430,582
Software – 1.2%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	475,000	472,385
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)(c)	80,000	83,600
CDK Global, Inc.:
5.25% 5/15/29 (a)	35,000	35,700
5.875% 6/15/26	370,000	389,425
IQVIA, Inc. 5.00% 10/15/26 (a)	400,000	423,500
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	119,888
NortonLifeLock, Inc. 5.00% 4/15/25 (a)	867,000	884,340
Nuance Communications, Inc. 5.625% 12/15/26	630,000	667,976
Open Text Corp. 3.875% 2/15/28 (a)	215,000	212,190
Oracle Corp.:
2.50% 4/1/25	1,055,000	1,121,357
2.80% 4/1/27	1,055,000	1,143,950
2.95% 4/1/30	1,096,000	1,202,563
3.60% 4/1/40 to 4/1/50	2,112,000	2,344,126
3.85% 4/1/60	1,096,000	1,252,044
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,404,000	1,467,180
Refinitiv US Holdings, Inc. 8.25% 11/15/26 (a)	205,000	223,963
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	453,000	460,361
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	740,000	748,325
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	590,000	619,683
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	766,000	768,872
		14,641,428

	Principal Amount	Value

Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	$ 300,000	$ 322,111
5.85% 7/15/25 (a)	204,000	228,329
6.02% 6/15/26 (a)	1,138,000	1,285,366
6.10% 7/15/27 (a)	374,000	420,074
6.20% 7/15/30 (a)	324,000	368,916
		2,624,796
TOTAL INFORMATION TECHNOLOGY		24,284,645
MATERIALS – 0.8%
Chemicals – 0.3%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	910,000	1,016,933
Consolidated Energy Finance S.A. 3 Month U.S. LIBOR + 3.750% 4.491% 6/15/22 (a)(d)(e)	195,000	168,176
Element Solutions, Inc. 5.875% 12/1/25 (a)	235,000	241,418
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	725,000	705,737
The Chemours Co.:
5.375% 5/15/27	519,000	466,420
6.625% 5/15/23	400,000	401,000
7.00% 5/15/25	450,000	437,625
Valvoline, Inc.:
4.25% 2/15/30 (a)	85,000	84,788
4.375% 8/15/25	290,000	294,350
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	101,750
		3,918,197
Containers & Packaging – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
5.25% 8/15/27 (a)	400,000	394,000
6.00% 2/15/25 (a)	740,000	762,903
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	177,704
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	385,000	400,065
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	40,600
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	582,000	587,104
7.875% 7/15/26 (a)	160,000	160,000
OI European Group BV 4.00% 3/15/23 (a)	400,000	395,000

13

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Containers & Packaging – continued
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	$ 100,000	$ 100,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	303,750
7.00% 7/15/24 (a)	125,000	125,664
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	97,138
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	350,000	367,174
8.50% 8/15/27 (a)	55,000	58,025
		3,969,377
Metals & Mining – 0.1%
Advanced Drainage Systems, Inc. 5.00% 9/30/27 (a)	360,000	360,000
Allegheny Technologies, Inc. 5.875% 12/1/27	545,000	446,900
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(d)	200,000	229,374
Corporacion Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	223,562
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	180,813
FMG Resources August 2006 Pty Ltd. 4.50% 9/15/27 (a)	5,000	5,043
Freeport-McMoRan, Inc. 3.55% 3/1/22	41,000	41,410
		1,487,102
TOTAL MATERIALS		9,374,676
REAL ESTATE – 2.5%
Equity Real Estate Investment Trusts (REITs) – 1.6%
Alexandria Real Estate Equities, Inc. 4.90% 12/15/30	666,000	808,290
Boston Properties LP:
3.25% 1/30/31	633,000	662,865
4.50% 12/1/28	295,000	339,349
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	191,955
3.85% 2/1/25	710,000	712,236
3.875% 8/15/22	296,000	301,561
4.125% 6/15/26 to 5/15/29	1,389,000	1,386,986
CoreCivic, Inc.:
4.625% 5/1/23	238,000	230,860
5.00% 10/15/22	165,000	161,700

	Principal Amount	Value

Digital Realty Trust LP:
3.95% 7/1/22	$ 412,000	$ 430,871
4.75% 10/1/25	317,000	353,271
Duke Realty LP 3.75% 12/1/24	18,000	19,215
HCP, Inc.:
3.25% 7/15/26	59,000	59,943
3.50% 7/15/29	68,000	69,030
3.875% 8/15/24	195,000	208,419
4.00% 6/1/25	987,000	1,034,623
Healthcare Trust of America Holdings LP:
3.10% 2/15/30	149,000	141,612
3.50% 8/1/26	155,000	159,566
Hudson Pacific Properties LP 4.65% 4/1/29	1,430,000	1,465,917
Lexington Realty Trust 4.40% 6/15/24	458,000	452,080
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	811,545
5.625% 5/1/24	400,000	417,000
5.75% 2/1/27	60,000	62,934
MPT Operating Partnership LP / MPT Finance Corp.:
5.25% 8/1/26	380,000	389,500
5.50% 5/1/24	90,000	91,125
6.375% 3/1/24	514,000	527,986
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	676,000	618,225
4.375% 8/1/23	668,000	672,594
4.50% 1/15/25 to 4/1/27	2,238,000	2,181,604
4.75% 1/15/28	283,000	278,502
4.95% 4/1/24	600,000	618,698
Regency Centers Corp. 3.75% 11/15/22	190,000	193,623
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,324
SBA Tower Trust 2.836% 1/15/25 (a)	699,000	718,968
Simon Property Group LP 2.45% 9/13/29	262,000	240,618
SITE Centers Corp.:
3.625% 2/1/25	39,000	38,455
4.25% 2/1/26	287,000	287,615
STORE Capital Corp. 4.625% 3/15/29	149,000	138,583
The GEO Group, Inc.:
5.875% 10/15/24	75,000	62,063
6.00% 4/15/26	320,000	249,600
14

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
VICI Properties LP / VICI Note Co., Inc.:
3.50% 2/15/25 (a)	$ 155,000	$ 149,188
4.25% 12/1/26 (a)	505,000	500,303
4.625% 12/1/29 (a)	305,000	304,286
WP Carey, Inc. 3.85% 7/15/29	129,000	125,278
		18,878,966
Real Estate Management & Development – 0.9%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	245,451
4.10% 10/1/24	1,294,000	1,322,844
4.55% 10/1/29	151,000	152,138
Corporate Office Properties LP:
5.00% 7/1/25	667,000	700,673
5.25% 2/15/24	1,245,000	1,313,401
Mack-Cali Realty LP 3.15% 5/15/23	482,000	414,520
Tanger Properties LP:
3.125% 9/1/26	1,149,000	994,654
3.75% 12/1/24	81,000	73,992
3.875% 12/1/23	1,494,000	1,389,842
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	380,000
Ventas Realty LP:
3.00% 1/15/30	922,000	852,144
3.125% 6/15/23	38,000	37,756
3.50% 2/1/25	508,000	505,679
3.75% 5/1/24	201,000	201,650
4.00% 3/1/28	130,000	128,441
4.125% 1/15/26	34,000	34,199
4.75% 11/15/30	1,570,000	1,633,742
WP Carey, Inc.:
4.00% 2/1/25	182,000	186,026
4.60% 4/1/24	653,000	691,053
		11,258,205
TOTAL REAL ESTATE		30,137,171
UTILITIES – 1.9%
Electric Utilities – 1.1%
Berkshire Hathaway Energy Co.:
3.70% 7/15/30 (a)	157,000	180,502
4.05% 4/15/25 (a)	2,006,000	2,262,831
4.25% 10/15/50 (a)	89,000	111,651
Cleco Corporate Holdings LLC:
3.375% 9/15/29 (a)	2,434,000	2,408,794
3.743% 5/1/26	850,000	880,281

	Principal Amount	Value

Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	$ 217,000	$ 253,575
Emera US Finance LP:
2.70% 6/15/21	36,000	36,475
3.55% 6/15/26	57,000	62,003
Entergy Corp.:
2.80% 6/15/30	476,000	494,993
3.75% 6/15/50	422,000	458,939
Exelon Corp.:
2.85% 6/15/20	487,000	487,272
4.05% 4/15/30	274,000	315,152
4.70% 4/15/50	122,000	152,154
FirstEnergy Corp.:
4.25% 3/15/23	1,222,000	1,319,587
7.375% 11/15/31	448,000	656,810
InterGen N.V. 7.00% 6/30/23 (a)	235,000	229,125
IPALCO Enterprises, Inc. 3.70% 9/1/24	100,000	105,539
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	299,425
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	162,157	163,779
Puget Energy, Inc. 4.10% 6/15/30 (a)	560,000	593,273
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	185,164
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	605,000	632,981
5.50% 9/1/26 (a)	851,000	893,550
5.625% 2/15/27 (a)	275,000	292,245
		13,476,100
Independent Power and Renewable Electricity Producers – 0.5%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,158,000	1,247,081
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	65,000	67,113
5.75% 10/15/25	70,000	74,514
NRG Energy, Inc.:
5.25% 6/15/29 (a)	155,000	168,950
5.75% 1/15/28	235,000	255,649
The AES Corp.:
3.30% 7/15/25 (a)	1,429,000	1,450,835
3.95% 7/15/30 (a)	1,247,000	1,251,926
4.875% 5/15/23	537,000	540,759
5.50% 4/15/25	720,000	738,000
		5,794,827

15

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – 0.3%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	$ 124,000	$ 138,491
Duke Energy Corp. 2.45% 6/1/30	464,000	477,779
Edison International 5.75% 6/15/27	1,424,000	1,607,772
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	171,099
NiSource, Inc. 2.95% 9/1/29	962,000	1,032,732
Sempra Energy 6.00% 10/15/39	106,000	141,349
Talen Energy Supply LLC 10.50% 1/15/26 (a)	144,000	113,760
		3,682,982
TOTAL UTILITIES		22,953,909
TOTAL NONCONVERTIBLE BONDS (Cost $511,914,567)		523,663,242
U.S. Treasury Obligations – 24.1%

U.S. Treasury Bonds:
2.00% 2/15/50	639,600	731,168
2.75% 11/15/47	486,200	634,852
2.875% 5/15/49	16,605,300	22,409,133
3.00% 2/15/49	22,627,400	31,161,289
U.S. Treasury Inflation Indexed Bonds:
0.25% 2/15/50	2,425,861	2,662,003
0.875% 2/15/47	4,306,700	5,397,865
1.00% 2/15/49	3,027,297	3,975,020
U.S. Treasury Inflation Indexed Notes:
0.125% 10/15/24	11,567,649	11,927,036
0.25% 7/15/29	12,023,518	12,911,748
0.375% 7/15/25 to 7/15/27	5,179,525	5,503,967
0.625% 1/15/26	8,145,385	8,670,214
0.75% 7/15/28	5,966,898	6,613,861
0.875% 1/15/29	9,292,196	10,407,576
U.S. Treasury Notes:
0.50% 5/31/27	19,796,000	19,797,546
1.50% 9/30/24	21,365,100	22,497,617
1.75% 6/30/22 to 12/31/24	36,243,300	38,464,558
1.875% 7/31/22	11,598,300	12,022,816
2.00% 5/31/24	16,948,800	18,129,258
2.125% 3/31/24 to 5/31/26	26,651,000	28,918,388
2.50% 1/31/21 to 1/31/24	19,870,500	20,906,444

	Principal Amount	Value
2.75% 7/31/23	$ 1,577,100	$ 1,703,884
TOTAL U.S. TREASURY OBLIGATIONS (Cost $261,274,994)		285,446,243
U.S Government Agency - Mortgage Securities – 16.3%

Fannie Mae – 9.1%
2.50% 11/1/26 to 5/1/50	7,134,708	7,470,526
2.50% 6/1/35 to 7/1/50 (c)	700,000	731,141
2.50% 6/1/50 (c)(h)	200,000	207,461
3.00% 8/1/32 to 2/1/50	9,079,460	9,618,612
3.00% 6/1/40 (c)(h)	10,150,000	10,676,531
3.00% 7/1/50 (c)	10,950,000	11,491,940
3.50% 9/1/34 to 12/1/49	14,516,895	15,619,576
3.50% 6/1/50 (c)	27,150,000	28,644,312
4.00% 1/1/42 to 11/1/49	13,751,240	14,869,191
4.50% 8/1/33 to 9/1/49	6,449,850	7,079,995
5.00% 2/1/38 to 1/1/44	910,592	1,038,332
TOTAL FANNIE MAE		107,447,617
Freddie Mac – 3.3%
2.50% 1/1/29 to 6/1/50	12,845,893	13,457,142
3.00% 10/1/31 to 4/1/50	5,216,139	5,535,298
3.50% 3/1/32 to 10/1/49	10,951,528	11,796,487
4.00% 5/1/37 to 8/1/48	5,684,856	6,126,139
4.50% 1/1/42 to 12/1/48	1,705,874	1,870,872
5.00% 2/1/38	141,131	161,725
TOTAL FREDDIE MAC		38,947,663
Ginnie Mae – 3.9%
3.00% 12/20/42 to 2/20/50	2,583,183	2,761,721
3.50% 12/20/41 to 2/20/47	12,914,154	13,922,006
4.00% 10/20/40 to 9/20/48	23,212,357	25,027,768
4.50% 4/20/35 to 12/20/48	3,632,156	3,970,253
5.00% 4/20/48	907,805	1,004,505
TOTAL GINNIE MAE		46,686,253
TOTAL U.S GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $187,952,115)		193,081,533
Asset-Backed Securities – 3.5%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	817,506	670,742
AASET Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	143,336	125,204
AASET Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	384,945	318,731
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (a)	726,723	567,354
16

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount	Value
AASET Trust Series 2019-2, Class B 4.458% 10/16/39 (a)	$ 241,088	$ 126,461
AASET Trust Series 2020-1A, Class A 3.351% 1/16/40 (a)	492,146	398,239
AASET Trust Series 2020-1A, Class B 4.335% 1/16/40 (a)	244,876	127,338
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 2.418% 7/22/32 (a)(d)(e)	982,000	954,944
Allegany Park CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.330% 3.164% 1/20/33 (a)(d)(e)	393,000	383,826
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2 3 Month U.S. LIBOR + 1.010% 1.77% 4/30/31 (a)(d)(e)	2,400,000	2,298,763
Ares LIV CLO Ltd. Series 2019-54A, Class A 3 Month U.S. LIBOR + 1.320% 2.539% 10/15/32 (a)(d)(e)	674,000	661,324
Ares LV CLO Ltd. Series 2020-55A, Class A1 3 Month U.S. LIBOR + 1.700% 2.06% 4/15/31 (a)(d)(e)	970,000	970,000
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 2.419% 1/15/29 (a)(d)(e)	755,000	738,060
Ares XXXIV CLO Ltd. Series 2015-2A, Class AR2 3 Month U.S. LIBOR + 1.250% 2.026% 4/17/33 (a)(d)(e)	369,000	361,066
Beechwood Park CLO Ltd. Series 2019-1A, Class A1 3 Month U.S. LIBOR + 1.330% 3.233% 1/17/33 (a)(d)(e)	460,000	450,789
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	297,487	228,006
Bristol Park CLO Ltd. Series 2016-1A, Class AR 3 Month U.S. LIBOR + 0.990% 2.209% 4/15/29 (a)(d)(e)	1,087,000	1,070,035
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	353,634	284,351
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	1,433,220	1,141,052
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	204,130	111,745

	Principal Amount	Value
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 2.475% 10/20/32 (a)(d)(e)	$ 506,000	$ 492,132
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 1.713% 5/29/32 (a)(d)(e)	307,000	299,364
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	1,318,647	1,327,430
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	285,430	284,377
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 1.722% 5/15/32 (a)(d)(e)	503,000	493,140
Dryden CLO Ltd. Series 2019-76A, Class A1 3 Month U.S. LIBOR + 1.330% 2.465% 10/20/32 (a)(d)(e)	898,000	881,352
Dryden CLO Ltd. Series 2020-78A, Class A 3 Month U.S. LIBOR + 1.180% 2.447% 4/17/33 (a)(d)(e)	2,400,000	2,344,836
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 2.499% 4/15/29 (a)(d)(e)	664,000	657,046
Flatiron CLO Ltd. Series 2019-1A, Class A 3 Month U.S. LIBOR + 1.320% 1.706% 11/16/32 (a)(d)(e)	736,000	722,030
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	222,055	189,359
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	285,417	236,423
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 2.355% 1/20/29 (a)(d)(e)	255,000	251,249
Madison Park Funding XIX Ltd. Series 2015-19A, Class A1R2 3 Month U.S. LIBOR + 0.920% 2.018% 1/22/28 (a)(d)(e)	2,059,000	2,022,908
Madison Park Funding XXXIII Ltd. Series 2019-33A, Class A 3 Month U.S. LIBOR + 1.330% 2.549% 10/15/32 (a)(d)(e)	339,000	332,625

17

Asset-Backed Securities – continued
	Principal Amount	Value
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 2.519% 7/15/32 (a)(d)(e)	$ 628,000	$ 616,712
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 2.415% 4/20/30 (a)(d)(e)	456,000	447,756
Magnetite XXIII Ltd. Series 2019-23A, Class A 3 Month U.S. LIBOR + 1.300% 2.291% 10/25/32 (a)(d)(e)	1,200,000	1,171,424
Magnetite XXIV Ltd. Series 2019-24A, Class A 3 Month U.S. LIBOR + 1.330% 3.237% 1/15/33 (a)(d)(e)	515,000	507,017
Milos CLO Ltd. Series 2017-1A, Class AR 3 Month U.S. LIBOR + 1.070% 2.205% 10/20/30 (a)(d)(e)	1,085,000	1,062,406
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 2.435% 7/17/32 (a)(d)(e)	628,000	616,707
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2II 4.666% 9/5/48 (a)	1,625,250	1,488,079
Planet Fitness Master Issuer LLC Series 2019-1A, Class A2 3.858% 12/5/49 (a)	2,356,095	1,830,332
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	513,708	422,784
Sapphire Aviation Finance Series 2020-1A, Class A 3.228% 3/15/40 (a)	1,009,101	829,541
Sapphire Aviation Finance Series 2020-1A, Class B 4.335% 3/15/40 (a)	250,000	117,656
Stratus CLO 2020-1 Ltd. Series 2020-1A, Class A 3 month U.S. LIBOR + 1.980% 3.286% 5/1/28 (a)(d)(e)	1,352,000	1,358,027
Symphony CLO XXII Ltd. Series 2020-22A, Class A1A 3 Month U.S. LIBOR + 1.290% 2.604% 4/18/33 (a)(d)(e)	2,900,000	2,841,843
Taconic Park CLO Ltd. Series 2016-1A, Class A1R 3 Month U.S. LIBOR + 1.000% 2.135% 1/20/29 (a)(d)(e)	738,000	727,548
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	162,289	142,819

	Principal Amount	Value
Thunderbolt Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)(d)	$ 2,648,132	$ 2,271,931
Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A 3.671% 11/15/39 (a)	1,148,000	989,133
Verde CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 2.569% 4/15/32 (a)(d)(e)	536,000	526,383
Voya CLO Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 2.405% 7/20/32 (a)(d)(e)	679,000	665,824
TOTAL ASSET-BACKED SECURITIES (Cost $44,510,087)		41,156,223
Collateralized Mortgage Obligations – 2.0%

PRIVATE SPONSOR – 2.0%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (a)	496,000	452,825
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class BNM 3.465% 11/5/32 (a)	111,000	89,686
BANK Series 2019-BN21, Class A5 2.851% 10/17/52	112,000	119,731
Benchmark Mortgage Trust Series 2018-B4, Class A5 4.121% 7/15/51 (d)	127,000	146,083
Benchmark Mortgage Trust Series 2019-B14, Class A5 3.049% 12/15/62	174,000	189,304
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 1.984% 11/15/35 (a)(d)(e)	124,600	118,352
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 1.184% 4/15/34 (a)(d)(e)	500,000	459,868
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 1.484% 4/15/34 (a)(d)(e)	1,917,000	1,705,450
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 1.784% 4/15/34 (a)(d)(e)	210,000	182,614
18

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 2.084% 4/15/34 (a)(d)(e)	$ 220,000	$ 183,394
BX Commercial Mortgage Trust Series 2019-XL, Class B 1 Month U.S. LIBOR + 1.080% 1.264% 10/15/36 (a)(d)(e)	1,303,166	1,259,086
BX Commercial Mortgage Trust Series 2019-XL, Class C 1 Month U.S. LIBOR + 1.250% 1.434% 10/15/36 (a)(d)(e)	437,573	420,579
BX Commercial Mortgage Trust Series 2019-XL, Class D 1 Month U.S. LIBOR + 1.450% 1.634% 10/15/36 (a)(d)(e)	619,100	592,728
BX Commercial Mortgage Trust Series 2019-XL, Class E 1 Month U.S. LIBOR + 1.800% 1.984% 10/15/36 (a)(d)(e)	3,736,572	3,535,291
BX Commercial Mortgage Trust Series 2020-BXLP, Class A 1 Month U.S. LIBOR + 0.800% 0.984% 12/15/36 (a)(d)(e)	920,000	890,035
BX Commercial Mortgage Trust Series 2020-BXLP, Class B 1 Month U.S. LIBOR + 1.000% 1.184% 12/15/36 (a)(d)(e)	455,000	435,620
BX Commercial Mortgage Trust Series 2020-BXLP, Class C 1 Month U.S. LIBOR + 1.120% 1.304% 12/15/36 (a)(d)(e)	362,000	342,953
BX Commercial Mortgage Trust Series 2020-BXLP, Class D 1 Month U.S. LIBOR + 1.250% 1.434% 12/15/36 (a)(d)(e)	560,000	526,329
BX Commercial Mortgage Trust Series 2020-BXLP, Class E 1 Month U.S. LIBOR + 1.600% 1.784% 12/15/36 (a)(d)(e)	426,000	396,118
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 2.809% 9/15/37 (a)(d)(e)	128,849	92,410
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 1.304% 6/15/34 (a)(d)(e)	823,447	792,775
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 1.684% 6/15/34 (a)(d)(e)	162,300	144,811

	Principal Amount	Value

CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 1.934% 6/15/34 (a)(d)(e)	$ 183,209	$ 157,501
COMM Mortgage Trust Series 2014-CR18, Class A5 3.828% 7/15/47	215,000	231,147
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B 1 Month U.S. LIBOR + 1.230% 1.414% 5/15/36 (a)(d)(e)	530,000	512,731
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class C 1 Month U.S. LIBOR + 1.430% 1.614% 5/15/36 (a)(d)(e)	583,000	558,160
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 2.434% 12/15/30 (a)(d)(e)	809,000	670,323
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/36 (a)	287,000	279,856
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/36 (a)	100,000	95,196
CSMC Trust Series 2018-SITE, Class C 4.782% 4/15/36 (a)(d)	100,000	92,875
CSMC Trust Series 2018-SITE, Class D 4.782% 4/15/36 (a)(d)	118,000	105,746
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	50,524
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	75,531
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	101,325
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 1.434% 8/15/33 (a)(d)(e)	299,000	280,965
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 1.684% 8/15/33 (a)(d)(e)	721,000	661,842

19

Collateralized Mortgage Obligations – continued
	Principal Amount	Value
PRIVATE SPONSOR – continued
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	$ 185,000	$ 213,450
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (a)	1,076,000	1,023,215
Morgan Stanley Capital I Trust Series 2019-MEAD, Class B 3.177% 11/10/36 (a)	155,000	145,835
Morgan Stanley Capital I Trust Series 2019-MEAD, Class C 3.177% 11/10/36 (a)	149,000	133,842
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	1,361	1,317
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	42,258
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC, Class AMZ1 3.50% 1/15/37 (a)(d)	2,266,000	2,096,556
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 2.284% 3/15/36 (a)(d)(e)	1,939,000	1,689,878
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A4 3.166% 2/15/48	624,000	659,930
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	215,000	249,369
TOTAL PRIVATE SPONSOR		23,205,414
U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (i)	8,773	8,793
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,905,689)		23,214,207
Foreign Government and Government Agency Obligations – 1.4%

Abu Dhabi Government International Bond:
3.125% 4/16/30 (a)	1,055,000	1,131,224
3.875% 4/16/50 (a)	910,000	1,036,262
Argentine Republic Government International Bond:
5.875% 1/11/28	1,345,000	487,563
6.875% 4/22/21	650,000	263,859

	Principal Amount	Value
Brazilian Government International Bond 5.625% 1/7/41	$ 1,028,000	$ 1,050,166
Chile Government International Bond 2.450% 1/31/31	935,000	952,297
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,550,000	1,504,953
6.00% 7/19/28 (a)	2,200,000	2,118,875
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	398,500
Indonesia Government International Bond:
3.85% 10/15/30	1,500,000	1,655,625
4.20% 10/15/50	1,500,000	1,657,500
Qatar Government International Bond:
3.40% 4/16/25 (a)	580,000	620,238
3.75% 4/16/30 (a)	1,235,000	1,373,166
4.40% 4/16/50 (a)	1,185,000	1,407,187
Saudi Government International Bond:
2.90% 10/22/25 (a)	500,000	521,750
3.25% 10/22/30 (a)	500,000	517,500
4.50% 4/22/60 (a)	390,000	429,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,424,200)		17,125,665
Municipal Securities – 0.4%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	99,155
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	837,818	834,727
5.10% 6/1/33	1,670,000	1,610,381
New Jersey Economic Development Authority 7.425% 2/15/29	1,030,000	1,206,511
State of California:
7.30% 10/1/39	450,000	732,199
7.50% 4/1/34	100,000	160,772
TOTAL MUNICIPAL SECURITIES (Cost $4,662,445)		4,643,745
20

Schedule of Investments (Unaudited)–continued
Bank Loan Obligations – 0.1%
	Principal Amount	Value
COMMUNICATION SERVICES – 0.1%
Wireless Telecommunication Services – 0.1%
Intelsat Jackson Holdings S.A. Term Loan B3 3 Month U.S. LIBOR + 3.750% 6.00% 11/27/23 (d)(e)(j)	$ 510,000	$ 512,336
Intelsat Jackson Holdings S.A. Term Loan B4 3 Month U.S. LIBOR + 4.500% 6.75% 1/2/24 (d)(e)(j)	45,000	45,168
TOTAL COMMUNICATION SERVICES		557,504
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
California Resources Corp. 2nd Out Term Loan 3 Month U.S. LIBOR + 10.375% 11.375%12/31/21 (d)(e)(j)	510,000	23,312
Gavilan Resources, LLC 2nd Lien Term Loan 1 Month U.S. LIBOR + 6.000% 7.00% 3/1/24 (d)(e)(j)	475,000	40,375
Sanchez Energy Corp. DIP New Money Term Loan 1 Month U.S. LIBOR + 10.000%, 3 Month U.S. LIBOR + 8.000% 10.000% - 12.000% 5/11/21 (d)(e)(f)(j) (k)	131,975	105,580
Sanchez Energy Corp. Roll Up Term Loan 1 Month U.S. LIBOR + 5.250% 8.25% 5/11/21 (d)(e)(j)	31,000	24,800
TOTAL ENERGY		194,067
TOTAL BANK LOAN OBLIGATIONS (Cost $1,218,158)		751,571

Common Stocks – 0.0%
Shares
ENERGY EQUIPMENT & SERVICES – 0.0%
Oil & Gas Equipment & Services – 0.0%
Weatherford International PLC (l) (Cost $9,871)	425	850
Money Market Fund – 13.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (m) (Cost $159,850,150)	159,817,958	$ 159,849,922
TOTAL INVESTMENT IN SECURITIES – 105.5% (Cost $1,213,722,276)		1,248,933,201
NET OTHER ASSETS (LIABILITIES) – (5.5%)		(65,208,885)
NET ASSETS – 100.0%		$ 1,183,724,316

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $222,172,400 or 18.8% of net assets.
(b)	Non-income producing - Security is in default.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	A portion of the security sold on a delayed delivery basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(k)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $60,224 and $48,179, respectively.
(l)	Non-income producing.
(m)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$402,488
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
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Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Credit Risk
The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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